Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

August 6, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Tradr 2X Long AAON Daily ETF, Tradr 2X Long AEHR Daily ETF, Tradr 2X Long ASPI Daily ETF, Tradr 2X Long FORM Daily ETF, Tradr 2X Long GFS Daily ETF, Tradr 2X Long HAWK Daily ETF, Tradr 2X Long IPGP Daily ETF, Tradr 2X Long IVES Daily ETF, Tradr 2X Long KEEL Daily ETF, Tradr 2X Long LWLG Daily ETF, Tradr 2X Long MRAM Daily ETF, Tradr 2X Long ONTO Daily ETF, Tradr 2X Long SITM Daily ETF, Tradr 2X Long UMC Daily ETF, Tradr 2X Long XMTR Daily ETF, Tradr 2X Short AAPL Daily ETF, Tradr 2X Short AXTI Daily ETF, Tradr 2X Short COHR Daily ETF, Tradr 2X Short DRAM Daily ETF, Tradr 2X Short META Daily ETF, Tradr 2X Short MSFT Daily ETF, Tradr 2X Short MU Daily ETF, each a series of the Trust, do not differ from that contained in Post-Effective Amendment No. 611 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 31, 2026.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/Jackie Pisano
Jackie Pisano
Investment Managers Series Trust II